U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                                      Forum Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.    Name of each  series or class of  securities  for which this Form is filed
      (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                         Daily Assets Cash Fund
                         Daily Assets Treasury Fund





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3.   Investment Company Act File Number:     811-3023

      Securities Act File Number:            2-67052



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4(a). Last day of fiscal year for which this Form is filed:

                                      August 31, 1997




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4(b).  [ ] Check box is this Form is being filed late (I.E.,  more than
           90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.



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4(c).  [ ] Check box is this is the last  time the  issuer  will be filing  this
           Form.



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
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5. Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
                                                             -------------------
              fiscal year pursuant to section 24(f):                $45,780,669
                                                             -------------------

     (ii)    Aggregate price of securities redeemed or
                                                    -------------------
              repurchased during the fiscal year:          $56,045,698
                                                    -------------------

     (iii) Aggregate price of securities redeemed or or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                                                    -------------------
              to the Commission: (1)                           $97,327
                                                    -------------------

     (iv)   Total available redemption credits               -------------------
            [add Items 5(ii) and 5(iii)]:                       -   $56,143,025
                                                             -------------------

     (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                             -------------------
             [subtract Item 5(iv) from Item 5(i)]:                           $0
                                                             -------------------

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     (vi)   Redemption credits available for use in future years     $10,362,356
                                                                   -------------
              -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
             Item 5(i)]:
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     (vii)  Multiplier for determining registration fee (See
                                                             -------------------
              Instruction C.9):                               x          1/3300
                                                             -------------------

     (viii) Registration fee due [multiply Item 5(v) by Item
                                                             -------------------
               5(vii)]  (enter "0" if no fee is due):        =               $0
                                                             -------------------


NOTE 1. As of August 31, 1997, $345,990 in net redemptions, which were generated in a fiscal year ending no earlier than October 11, 1995 and were not previously used to reduce registration fees payable to the Commission, were available to all series of Forum Funds (the "Issuer") (the "Net Redemptions"). The $97,327 reported in Item 5(iii) consist of a pro rata portion of the Net Redemptions based on combined assets of the Issuer's series for which this Form is being filed, as of their fiscal year end.

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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: (2)

                     --------------------------------------
                                                22,466,609
                     --------------------------------------


     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                    --------------------------------------
                                                        -
                    --------------------------------------


NOTE 2. As of August 31, 1997, a total of 79,867,078 shares of beneficial interest, which were registered under rule 24e-2 prior to October 11, 1997, and which remain unsold as of August 31, 1997, were available to the Issuer (the "Net Credits"). The total prepaid shares reported above consist of a pro rata portion of the Net Credits [as allocated for the year ended August 31, 1997] based on combined assets of the Issuers' series for which this Form is being filed, as of their fiscal year end.


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                             -------------------
                                                           +                 $0
                                                             -------------------



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8. Total amount of the  registration fee due plus any interest due [line 5(viii)
plus line 7]:

                                                             -------------------
                                                           =                 $0
                                                             -------------------



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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: not applicable

     Method of Delivery:
                                      [  ]    Wire Transfer
                                      [  ]     Mail or other means


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                                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ David I. Goldstein
                                      --------------------------------------
                                      Secretary

Date:  November 25, 1997

  *Please print the name and title of the signing officer below the signature.

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